FINANCIAL COMMITMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Corporate borrowings	$ 693	$ 0
Minimum
Disclosure of other provisions [line items]
Remaining lease term	1 year
Maximum
Disclosure of other provisions [line items]
Remaining lease term	3 years
BAC
Disclosure of other provisions [line items]
Lease liabilities	$ 1
Loan commitment agreements | BAC
Disclosure of other provisions [line items]
Derivative counterparty credit risk	463	15
Corporate borrowings	$ 81	$ 10